LOANS AND BORROWINGS (Details Narrative) - BRL (R$) R$ in Thousands				1 Months Ended	12 Months Ended
	Jul. 13, 2022	Oct. 28, 2020	Dec. 12, 2019	Oct. 21, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revolving credit facility, maximum borrowing capacity		R$ 1,500,000	R$ 1,500,000
Revolving credit facility, term		3 years	3 years	2 years
Securitization private placement	1,700,000
Debentures face value	R$ 1
Securitization amount	R$ 1,700,000
Repurchase of liabilities					R$ 950,924
Increase interest					12,142
Discount on repurchase					275,917
Repurchase of generated financial expenses					12,830
Write off of issuance costs					R$ 23,941
First Series [Member]
IfrsStatementLineItems [Line Items]
Debentures	710,000
Debenture maturity date	Jul. 13, 2027
Second Series [Member]
IfrsStatementLineItems [Line Items]
Debentures	990,000
Debenture maturity date					Jul. 13, 2032
Guarantees [member]
IfrsStatementLineItems [Line Items]
Bank acceptance assets					R$ 447,736	R$ 478,468
Average cost percentage					1.92%	1.93%